Business Optimization Initiatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Charges	$ 5	$ 43	$ 133
Reserve adjustments	(17)	(10)
Total business optimization (benefits) expenses	(12)	33	133
Discontinued operations		(8)	(101)
Business optimization (benefits) expenses in continuing operations	(12)	25	32
Total business optimization (benefits) expenses	$ (12)	$ 33	$ 133